GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Sep. 27, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS	GOODWILL AND INTANGIBLE ASSETS
The following table reflects goodwill by reportable operating segment:

(In millions)	Medical	Industrial	Total
Balance at September 28, 2018	$147.0	$96.6	$243.6
Business combination	26.0	21.2	47.2
Balance at September 27, 2019	$173.0	$117.8	$290.8

The following table reflects the gross carrying amount and accumulated amortization of the Company’s finite-lived intangible assets included in other assets in the consolidated balance sheets:

	September 27, 2019			September 28, 2018
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Acquired existing technology	$74.1	$(28.4)	$45.7	$57.9	$(21.8)	$36.1
Patents, licenses and other	12.7	(8.4)	4.3	9.9	(7.4)	2.5
Customer contracts and supplier relationship	50.7	(17.2)	33.5	42.6	(11.4)	31.2
Total intangible assets with finite lives	137.5	(54.0)	83.5	110.4	(40.6)	69.8
In-process R&D with indefinite lives	2.8	0.0	2.8	4.0	0.0	4.0
Total intangible assets	$140.3	$(54.0)	$86.3	$114.4	$(40.6)	$73.8

Amortization expense for intangible assets was $15.7 million, $16.2 million and $10.5 million in fiscal years 2019, 2018 and 2017, respectively. The Company recognized an impairment loss of $4.8 million and $3.0 million in fiscal years 2019 and 2018, respectively. These impairment costs were included in the consolidated statements of earnings under impairment of intangible assets.
As of September 27, 2019, the estimated future amortization expense of intangible assets with finite lives is as follows:

(In millions)
Fiscal years:
2020	$17.2
2021	16.3
2022	14.7
2023	13.7
2024	9.1
Thereafter	12.5
Total	$83.5